Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Offering costs	$ 37,773,402	$ 37,773,402
Unrecognized tax benefits	0	0
Accrued for interest and penalties	$ 0	$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	29,600,000	29,600,000
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Other Expense [Member]
Accounting Policies [Line Items]
Offering Costs Allocated To Warrant Liabilities	$ 1,150,871	$ 1,150,871